Stock-Based Compensation - Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected dividend yield			0.00%	0.00%
Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)			6	6
Expected volatility			68.90%	70.40%
Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)				5
Expected volatility			56.30%	69.50%
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of underlying common stock			$ 8.85	$ 0.98
Weighted average risk-free interest rate			1.42%	1.55%
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of underlying common stock			$ 1.23	$ 0.69
Weighted average risk-free interest rate			0.48%	0.27%
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of underlying common stock	$ 3.56	$ 0.8
Weighted average risk-free interest rate	3.00%	1.13%
Expected term (in years)	6.04	6.08
Expected volatility	65.38%	67.83%
Expected dividend yield	0.00%	0.00%